Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	$ 9	$ 1,897
Derivative financial instruments liability
Trust assets of labor obligations	0	0
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	91	0
Derivative financial instruments liability	47	236
Trust assets of labor obligations	1,249	1,142
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	905	2,605
Derivative financial instruments liability	$ 2,191	$ 881